ACQUISITION AND VARIABLE INTEREST ENTITY (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues						$ 18,390,681
Cost of revenues						15,516,721
Gross profit						2,873,960
Operating expenses	$ 480,453	$ 781,225	$ 935,141	$ 1,385,476	$ 2,742,624	1,578,832
Income (loss) from operations						380,337
Other income (expense)						(64,279)
Income tax provision						179,634
Net income (loss)						136,424
Fangguan Electronics [Member]
Revenues						7,628,845
Cost of revenues						6,522,437
Gross profit						1,106,408
Operating expenses						914,791
Income (loss) from operations						191,617
Other income (expense)						5,092
Income tax provision						29,609
Net income (loss)						167,100
Ionix Technology [Member]
Revenues						12,348,492
Cost of revenues						10,153,217
Gross profit						2,195,275
Operating expenses						1,578,832
Income (loss) from operations						616,443
Other income (expense)						(69,371)
Income tax provision						150,025
Net income (loss)						397,047
Pro Forma Adjustments [Member]
Revenues						(1,586,656)
Cost of revenues						(1,158,933)
Gross profit						(427,723)
Operating expenses
Income (loss) from operations						(427,723)
Other income (expense)
Income tax provision
Net income (loss)						$ (427,723)